RELATED-PARTY BALANCES AND TRANSACTIONS - Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RELATED-PARTY BALANCES AND TRANSACTIONS
Revenues	$ 90,001	$ 75,025	$ 71,899
Related party
RELATED-PARTY BALANCES AND TRANSACTIONS
Revenues	30,811	30,826	23,103
Related party | TMC
RELATED-PARTY BALANCES AND TRANSACTIONS
Revenues	75	107	612
Related party | Sinotrans
RELATED-PARTY BALANCES AND TRANSACTIONS
Revenues	29,625	$ 30,719	$ 22,491
Related party | Zhuifeng Intelligent
RELATED-PARTY BALANCES AND TRANSACTIONS
Revenues	$ 1,111